CONSOLIDATED STATEMENTS OF INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨) ₨ / shares	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2016 INR (₨) ₨ / shares	Mar. 31, 2015 INR (₨) ₨ / shares
Interest and dividend revenue:
Loans	₨ 552,686.8	$ 8,522.5	₨ 470,818.5	₨ 388,264.7
Trading securities	5,041.8	77.7	5,659.9	5,123.4
Available for sale securities	154,618.6	2,384.2	136,062.4	94,129.1
Other	13,207.1	203.7	12,887.8	13,270.0
Total interest and dividend revenue	725,554.3	11,188.1	625,428.6	500,787.2
Interest expense:
Deposits	308,078.3	4,750.6	283,764.7	227,321.9
Short-term borrowings	21,821.9	336.5	16,265.2	6,944.6
Long-term debt	43,781.1	675.1	32,811.0	29,948.0
Other	77.4	1.2	226.2	396.4
Total interest expense	373,758.7	5,763.4	333,067.1	264,610.9
Net interest revenue	351,795.6	5,424.7	292,361.5	236,176.3
Provision for credit losses	37,951.4	585.2	21,531.3	17,000.2
Net interest revenue after provision for credit losses	313,844.2	4,839.5	270,830.2	219,176.1
Non-interest revenue, net:
Fees and commissions	94,120.3	1,451.4	83,762.8	71,423.6
Trading securities gain/(loss), net	467.2	7.2	1,519.3	698.1
Realized gain/(loss) on sales of available for sale securities, net	9,606.2	148.1	5,646.0	5,167.9
Other than temporary impairment losses on available for sale securities	(13.4)	(0.2)	(54.9)	(1.8)
Foreign exchange transactions	11,282.7	174.0	(10,145.4)	9,358.0
Derivatives gain/(loss), net	(5,738.5)	(88.5)	15,067.2	(7,393.0)
Other, net	601.6	9.3	1,038.9	568.7
Total non-interest revenue, net	110,326.1	1,701.3	96,833.9	79,821.5
Total revenue, net	424,170.3	6,540.8	367,664.1	298,997.6
Non-interest expense:
Salaries and staff benefits	93,060.5	1,435.0	85,932.9	66,909.4
Premises and equipment	28,024.2	432.1	24,102.6	20,499.2
Depreciation and amortization	8,876.9	136.9	7,427.5	6,905.8
Administrative and other	74,240.2	1,144.8	64,607.3	50,439.6
Amortization of intangible assets	3.0	0.0	7.0	219.0
Total non-interest expense	204,204.8	3,148.8	182,077.3	144,973.0
Income before income tax	219,965.5	3,392.0	185,586.8	154,024.6
Income tax expense	79,224.9	1,221.7	67,536.9	54,519.9
Net income before noncontrolling interest	140,740.6	2,170.3	118,049.9	99,504.7
Less: Net income attributable to shareholders of noncontrolling interest	210.8	3.3	134.6	267.0
Net income attributable to HDFC Bank Limited	₨ 140,529.8	$ 2,167.0	₨ 117,915.3	₨ 99,237.7
Per share information:
Earnings per equity share-basic | (per share)	₨ 55.23	$ 0.85	₨ 46.84	₨ 40.94
Earnings per equity share-diluted | (per share)	54.57	0.84	46.33	40.55
Per ADS information (where 1 ADS represents 3 shares):
Earnings per ADS-basic | (per share)	165.69	2.55	140.52	122.82
Earnings per ADS-diluted | (per share)	163.71	2.52	138.99	121.65
Dividends declared per equity share | (per share)	₨ 11.00	$ 0.17	₨ 9.50	₨ 8.00